SCHEDULE OF ASSETS AND LIABILITIES (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Client Assets And Liabilities
Cash	$ 1,520,828	$ 5,142,400
Digital assets and USDC, at fair value	40,550,710	21,879,525
Total	$ 42,071,538	$ 27,021,925